INVESTMENTS - Trading Securities (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Net investment gains (losses) recognized during the period on securities held at the end of the period	$ (35)	$ 42	$ (255)	$ 231	$ 247	$ (51)	$ (209)
Net investment gains (losses) recognized on securities sold during the period	6	11	(11)	38	19	(12)	81
Unrealized and realized gains (losses) on trading securities arising during the period	(29)	53	(266)	269	266	(63)	(128)
Interest and dividend income from trading securities	84	80	243	197	287	207	149
Net investment income (loss) from trading securities	$ 55	$ 133	$ (23)	$ 466	$ 553	$ 144	$ 21